Finance Receivables And Loans, Net (Average Balance And Interest Income Of Impaired Finance Receivables) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 1,439	$ 1,109	$ 1,160
Impaired Financing Receivable, Interest Income, Accrual Method	56	55	58
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	278	131	35
Impaired Financing Receivable, Interest Income, Accrual Method	18	12	2
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	908	693	553
Impaired Financing Receivable, Interest Income, Accrual Method	29	28	22
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	253	285	572
Impaired Financing Receivable, Interest Income, Accrual Method	9	15	34
Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	152	178	303
Impaired Financing Receivable, Interest Income, Accrual Method	6	8	19
Commercial And Industrial Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	0	5	19
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	6
Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	72	32	84
Impaired Financing Receivable, Interest Income, Accrual Method	2	6	1
Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	29	64	126
Impaired Financing Receivable, Interest Income, Accrual Method	1	1	7
Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	0	6	40
Impaired Financing Receivable, Interest Income, Accrual Method	$ 0	$ 0	$ 1